Derivative Instruments (Details) In Thousands, unless otherwise specified		12 Months Ended													12 Months Ended						12 Months Ended				12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 Interest Rate Derivatives [Member] Interest Expense [Member] USD ($)	Jun. 30, 2013 Interest Rate Derivatives [Member] Interest Expense [Member] USD ($)	Jun. 30, 2012 Interest Rate Derivatives [Member] Interest Expense [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Forward and Option contracts [Member] Foreign Exchange (Loss) Gain [Member] USD ($)	Jun. 30, 2013 Foreign Exchange Forward and Option contracts [Member] Foreign Exchange (Loss) Gain [Member] USD ($)	Jun. 30, 2012 Foreign Exchange Forward and Option contracts [Member] Foreign Exchange (Loss) Gain [Member] USD ($)	Jun. 30, 2014 Power Hedges [Member] Cost of Goods Sold [Member] USD ($)	Jun. 30, 2013 Power Hedges [Member] Cost of Goods Sold [Member] USD ($)	Jun. 30, 2012 Power Hedges [Member] Cost of Goods Sold [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Option Contracts [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Option Contracts [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Option Contracts [Member] Canadian Dollar [Member]	Jun. 30, 2013 Foreign Exchange Option Contracts [Member] Euro [Member]	Jun. 30, 2014 Foreign Exchange Option Contracts [Member] Minimum [Member]	Jun. 30, 2014 Foreign Exchange Option Contracts [Member] Maximum [Member]	Jun. 30, 2014 Foreign Exchange Forward Contracts [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Forward Contracts [Member] EUR (€)	Jun. 30, 2013 Foreign Exchange Forward Contracts [Member] Canadian Dollar [Member]	Jun. 30, 2013 Foreign Exchange Forward Contracts [Member] Euro [Member]	Jun. 30, 2014 Foreign Exchange Forward Contracts [Member] Minimum [Member]	Jun. 30, 2014 Foreign Exchange Forward Contracts [Member] Maximum [Member]	Jun. 30, 2012 Power Hedge June 2010 [Member] MWh	Jun. 30, 2014 Power Hedge June 2010 [Member] MWh	Jun. 30, 2011 Power Hedge October 2010 [Member] MWh	Jun. 30, 2014 Power Hedge October 2010 [Member] MWh
Derivative [Line Items]
Revolving credit facility face value	$ 300,000
Notional value											0	8,000					0	5,362
Average forward exchange rate													1.35	1.00					1.33	1.00
Expiration date of agreement															Jul. 31, 2013	Oct. 31, 2013					Jul. 31, 2013	Oct. 31, 2013	Jun. 30, 2012		Jun. 30, 2013
Notional amount of electricity supplied per agreement (in MWh)																							175,440	0	87,600	0
Electricity supplied as a percentage of plant's total power requirement (in hundredths)																							20.00%
Fixed power rate, price per MWh																							39.60		39.95
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain recognized		$ 0	$ 0	$ (119)	$ (603)	$ (701)	$ 20	$ 0	$ 424	$ (1,272)